Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Profit for the year allocated to non-controlling interests	¥ 288	¥ 232	¥ 468
Accumulated balances of non-controlling interests at the reporting date	¥ 3,638	¥ 3,593
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	37.44%	37.44%
Profit for the year allocated to non-controlling interests	¥ 115	¥ 114
Dividends paid to non-controlling interests	37	56
Accumulated balances of non-controlling interests at the reporting date	¥ 1,445	¥ 1,471
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	9.64%	9.64%
Profit for the year allocated to non-controlling interests	¥ 50	¥ 33
Accumulated balances of non-controlling interests at the reporting date	¥ 704	¥ 674
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	40.00%	40.00%
Profit for the year allocated to non-controlling interests	¥ 128	¥ 88
Dividends paid to non-controlling interests	45
Accumulated balances of non-controlling interests at the reporting date	¥ 1,511	¥ 1,483